Intangible Assets, Net - Summary of Estimated Amortization Expenses for Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2021	¥ 3,420
2022	3,420
2023	3,420
2024	3,420
2024	3,420
Thereafter	31,876
Total	¥ 48,976	¥ 50,705